FAIR VALUE MEASUREMENTS - FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING (Detail) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities held in Trust Account	$ 12,357,980	$ 146,350,150